Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of Stock by Class	ASML’s authorized share capital amounts to €126.0 million and is divided into:

Type of shares	Number of shares	Nominal value	Votes per share
Cumulative preference shares	700,000,000	€0.09 per share	1
Ordinary shares	700,000,000	€0.09 per share	1
The issued and fully paid-up ordinary shares with a nominal value of €0.09 each were as follows:

Year ended December 31	2021	2022	2023
Issued ordinary shares with nominal value of €0.09	402,601,613	394,589,411	393,421,721
Issued ordinary treasury shares with nominal value of €0.09	3,873,663	8,548,631	6,162,857
Total issued ordinary shares with nominal value of €0.09	406,475,276	403,138,042	399,584,578

Accelerated Share Repurchases	The following table provides a summary of shares repurchased by ASML in 2023:

Period	Total number of shares purchased	Average price paid per Share (€)	Total number of shares purchased under programs	Maximum value of shares that may yet be purchased (€ millions)
January 1 - 31, 2023	57,478	609.46	57,478	11,765.0
February 1 - 28, 2023	294,059	611.28	351,537	11,585.2
March 1 - 31, 2023	337,136	589.74	688,673	11,386.4
April 1 - 30, 2023	239,865	589.92	928,538	11,244.9
May 1 - 31, 2023	283,210	617.07	1,211,748	11,070.1
June 1 - 30, 2023	263,635	663.39	1,475,383	10,895.2
July 1 - 31, 2023	144,745	657.99	1,620,128	10,800.0
August 1 - 31, 2023	—	—	1,620,128	10,800.0
September 1 - 30, 2023	—	—	1,620,128	10,800.0
October 1 - 31, 2023	—	—	1,620,128	10,800.0
November 1 - 30, 2023	—	—	1,620,128	10,800.0
December 1 - 31, 2023	—	—	1,620,128	10,800.0
Total	1,620,128	617.23